Retirement Plans - Reconciliation of Level 3 Partnership Assets Within Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Level 3 partnership assets within fair value hierarchy
Assets at fair value, Ending balance	$ 329,078	$ 278,991
Partnership [Member]
Reconciliation of Level 3 partnership assets within fair value hierarchy
Assets at fair value, Ending balance	9,010	6,330
Significant Unobservable Inputs (Level 3) [Member]
Reconciliation of Level 3 partnership assets within fair value hierarchy
Assets at fair value, Ending balance	32,735	28,343
Significant Unobservable Inputs (Level 3) [Member] | Partnership [Member]
Reconciliation of Level 3 partnership assets within fair value hierarchy
Assets at fair value, Beginning balance	6,330	3,586
Capital contributions	2,462	3,763
Net ordinary gain attributable to partnership assets		2
Realized and unrealized gain	822	688
Capital distributions	(604)	(1,709)
Assets at fair value, Ending balance	$ 9,010	$ 6,330